Accounts Receivable, Net (Details) - Schedule of Allowance for Credit Losses Movement - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Schedule of Allowance for Credit Losses Movement [Abstract]
Beginning balance	$ 13,465	$ 92,086
Recovery		(71,681)
Written off	(12,729)	(7,263)
Foreign exchange translation effect	141	323
Ending balance	$ 13,606	$ 13,465